Long-term debt - Realized and Unrealized Gain (Loss) on Foreign Exchange (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of foreign exchange rates [Line Items]
Realized foreign exchange loss on debt maturities	CAD (6)	CAD (37)
Realized foreign exchange loss on debt pre-payments		(191)
Unrealized foreign exchange gain	11	312
Foreign exchange gain	CAD 5	CAD 84